Income from operations - Disaggregation of Sales per segment (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Income from operations [Line Items]
Revenue from contracts with customers		€ 16,738		€ 16,851	€ 16,668
Revenue From Other Sources	[1]	418		462	479
Revenue		17,156		17,313	17,147
Diagnosis & Treatment [Member]
Income from operations [Line Items]
Revenue from contracts with customers		8,583		8,129	8,417
Revenue From Other Sources		52		46	68
Revenue		8,635	[2]	8,175	8,485
Connected Care [Member]
Income from operations [Line Items]
Revenue from contracts with customers		4,227		5,152	4,263
Revenue From Other Sources		366		417	411
Revenue		4,593		5,568	4,674
Personal Health [Member]
Income from operations [Line Items]
Revenue from contracts with customers		3,410		3,173	3,516
Revenue		3,410		3,173	3,516
Other [Member]
Income from operations [Line Items]
Revenue from contracts with customers		518		396	472
Revenue From Other Sources		0		0	0
Revenue		519		396	472
Goods or services transferred at point in time [member]
Income from operations [Line Items]
Revenue from contracts with customers		12,142		12,580	12,655
Goods or services transferred at point in time [member] | Diagnosis & Treatment [Member]
Income from operations [Line Items]
Revenue from contracts with customers		5,407		5,132	5,428
Goods or services transferred at point in time [member] | Connected Care [Member]
Income from operations [Line Items]
Revenue from contracts with customers		3,135		4,208	3,545
Goods or services transferred at point in time [member] | Personal Health [Member]
Income from operations [Line Items]
Revenue from contracts with customers		3,403		3,170	3,513
Goods or services transferred at point in time [member] | Other [Member]
Income from operations [Line Items]
Revenue from contracts with customers		195		69	168
Goods or services transferred over time [member]
Income from operations [Line Items]
Revenue from contracts with customers		4,596		4,272	4,013
Goods or services transferred over time [member] | Diagnosis & Treatment [Member]
Income from operations [Line Items]
Revenue from contracts with customers		3,177		2,998	2,989
Goods or services transferred over time [member] | Connected Care [Member]
Income from operations [Line Items]
Revenue from contracts with customers		1,090		943	718
Goods or services transferred over time [member] | Personal Health [Member]
Income from operations [Line Items]
Revenue from contracts with customers		6		4	3
Goods or services transferred over time [member] | Other [Member]
Income from operations [Line Items]
Revenue from contracts with customers		€ 323		€ 327	€ 303

[1]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 293 million (2020: EUR 325 million 2019: EUR 307 million)
[2]	In 2019 Philips’ Emerging Businesses were moved out of segment Other into segment Diagnosis & Treatment to enable these businesses with better access to downstream capabilities. While these businesses remain in (semi-)incubator phase, in 2021 they received a corporate funding out of segment Other of EUR 16 million (2020: EUR 38 million, 2019: EUR 54 million) to support them during their emerging idea-to-market business phase.